                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Viewpoint Investment Partners
Address: 11995 EL Camino Real, Suite 305
         San Diego, CA 92130


Form 13F File Number: 28-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard S. Coons
Title:   President
Phone:   (858) 704-1310

Signature, Place, and Date of Signing:

              Richard S. Coons      San Diego, CA       1/28/02
           ___________________   _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:     $87,589
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                   Form 13F INFORMATION TABLE
                  Viewpoint Investment Partners
                           12/31/2001


  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS   SOLE     SHARED    NONE
--------------           --------    -----      -------   -------  --------   ----------     -----  ----------------------

AOL Time Warner       COM            00184A105      1262   39300  Sh          SOLE           N/A       39300
AT&T Wireless         COM            00209A106      1420   98800  Sh          SOLE           N/A       98800
Abgenix Inc.          COM            00339B107      1840   54700  Sh          SOLE           N/A       54700
Adelphia
  Communication Corp  COM            006848105      1247   40000  Sh          SOLE           N/A       40000
Affymetrix Inc        COM            00826T108       472   12500  Sh          SOLE           N/A       12500
Alkermes Inc          COM            01642T108      1637   62100  Sh          SOLE           N/A       62100
American Power
  Conversion          COM            029066107       801   55400  Sh          SOLE           N/A       55400
Applied Films Corp    COM            038197109       703   22500  Sh          SOLE           N/A       22500
Atmel Corp.com        COM            049513104       516   70000  Sh          SOLE           N/A       70000
Baker Hughes          COM            057224107      2144   58800  Sh          SOLE           N/A       58800
Beverley Enterprises  COM            087851309      1568  182300  Sh          SOLE           N/A      182300
Bionutrics Inc.       COM            090946104        56   17140  Sh          SOLE           N/A       17140
Brocade
  Communications      COM            111621108       662   20000  Sh          SOLE           N/A       20000
Cablevision NY Group  COM            12686c109      2373   50000  Sh          SOLE           N/A       50000
Caremark RX Inc.      COM            141705103      7017  430200  Sh          SOLE           N/A      430200
Cisco Systems         COM            17275R102      2957  163300  Sh          SOLE           N/A      163300
Clear Channel
  Communications      COM            184502102       906   17800  Sh          SOLE           N/A       17800
Conexant Systems      COM            207142100      1406   97900  Sh          SOLE           N/A       97900
Cooper Cameron        COM            216640102      2155   53400  Sh          SOLE           N/A       53400
Cypress Semiconductor COM            232806109       598   30000  Sh          SOLE           N/A       30000
Davita Inc            COM            23918k108      1340   54800  Sh          SOLE           N/A       54800
Dell Computer         COM            247025109      2207   81200  Sh          SOLE           N/A       81200
Estee Lauder Co.      COM            518439104       782   24400  Sh          SOLE           N/A       24400
Express Scripts       COM            302182100      1127   24100  Sh          SOLE           N/A       24100
Gap Inc               COM            364760108      2320  166400  Sh          SOLE           N/A      166400
Getty Images          COM            374276103      2261   98400  Sh          SOLE           N/A       98400
Globespan Virata
  Inc.com             COM            37957v106       559   43200  Sh          SOLE           N/A       43200
Hnc Software Inc      COM            40425P107      1938   94100  Sh          SOLE           N/A       94100
I2 Technologies       COM            465754109       579   73300  Sh          SOLE           N/A       73300
Intel                 COM            458140100       818   26000  Sh          SOLE           N/A       26000




Interneuron
  Pharmaceuticals Inc COM            460573108       357   32200  Sh          SOLE           N/A       32200
Intrado Inc.          COM            46117a100       670   25000  Sh          SOLE           N/A       25000
JDS Uniphase Corp.com COM            46612J101       510   58800  Sh          SOLE           N/A       58800
K-Mart                COM            482584109      1061  194400  Sh          SOLE           N/A      194400
Krispy Kreme
  Doughnuts           COM            501014104      2953   66800  Sh          SOLE           N/A       66800
Limited Inc.          COM            532716107       736   50000  Sh          SOLE           N/A       50000
Lockheed Martin       COM            539830109       947   20300  Sh          SOLE           N/A       20300
Manor Care            COM            564055101      1084   45700  Sh          SOLE           N/A       45700
Medarex Inc           COM            583916101      1189   66200  Sh          SOLE           N/A       66200
National Oilwell      COM            637071101      1300   63100  Sh          SOLE           N/A       63100
Nextel Communications COM            65332V103       877   80000  Sh          SOLE           N/A       80000
Nokia Corp            COM            654902204      1089   44400  Sh          SOLE           N/A       44400
Oracle                COM            68389X105      2204  159600  Sh          SOLE           N/A      159600
Peregrine Systems     COM            71366Q101       933   62900  Sh          SOLE           N/A       62900
Prudential Financial  COM            744320102       332   10000  Sh          SOLE           N/A       10000
Redback Network       COM            757209101       672  170200  Sh          SOLE           N/A      170200
Renal Caregroup Inc.  COM            759930100      1133   35300  Sh          SOLE           N/A       35300
Restoration
  Hardware            COM            760981100       394   44100  Sh          SOLE           N/A       44100
Retek Inc.            COM            76128Q109      2142   71700  Sh          SOLE           N/A       71700
Rf Microdevices       COM            749941100       385   20000  Sh          SOLE           N/A       20000
Sanmina Corp          COM            800907107       597   30000  Sh          SOLE           N/A       30000
Siebel Sys Inc        COM            826170102      1449   51800  Sh          SOLE           N/A       51800
Silicon Image, Inc.   COM            82705T102      1737  461900  Sh          SOLE           N/A      461900
Sprint Corp           COM            852061100      1982   98700  Sh          SOLE           N/A       98700
Starbucks Corp        COM            855244109      2859  150100  Sh          SOLE           N/A      150100
Sun Microsystems      COM            866810104      5764  468600  Sh          SOLE           N/A      468600
SunGard Data Systems  COM            867363103       579   20000  Sh          SOLE           N/A       20000
Usa Networks Inc      COM            902984103      1286   47100  Sh          SOLE           N/A       47100
Veritas Software Co.  COM            923436109       448   10000  Sh          SOLE           N/A       10000
Western Digital       COM            958102105      3458  551500  Sh          SOLE           N/A      551500
Yahoo! Inc.           COM            984332106       791   44600  Sh          SOLE           N/A       44600
                                     Total: $87,589
                                            (thousands)
















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